Note 11 - Investments	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
11.	INVESTMENTS

On
August 10, 2012,
Just Energy, through a subsidiary, acquired an interest in ecobee, a private company that designs, manufactures and distributes smart thermostats, for an amount of
$6.4
million. During the fiscal year
2017
and
2018,
Just Energy further increased its investment in the company by
$5.4
million and
$0.4
million, respectively. Company markets these smart thermostats in all its core markets, bundling the thermostats with commodity and home service products. As at
March 31, 2019,
Just Energy owns approximately
8%
of ecobee. This investment is measured at and classified as fair value through profit or loss. The fair value of the investment has been determined directly from transacted/quoted prices of identical assets that are not
active (Level
3
measurement). As at
March 31, 2019,
the fair value of the investment is
$32.9
million (
2018
–
$32.4
million).